Acquisitions - Franchisee/Stores - Schedule of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 16, 2020	Apr. 30, 2020	Dec. 31, 2019	Apr. 23, 2018
Business Acquisition [Line Items]
Inventory		$ 260			$ 28
Property & equipment		8,520			1,126
Net tangible and identifiable intangible assets acquired		117,345			892
Goodwill	$ 119,542	$ 119,542		$ 398	397
Net assets acquired					$ 1,289
Franchisee/Stores [Member]
Business Acquisition [Line Items]
Inventory			$ 15
Property & equipment			250
Net tangible and identifiable intangible assets acquired			265
Goodwill			985
Net assets acquired			$ 1,250